Income Taxes (Tables)	12 Months Ended
Mar. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of income (loss) before income taxes
	Year ended March 31,
	2021	2022	2023
	$	$	$

Hong Kong	(233)	100	(1,065)
China	(458)	354	774
Myanmar	91	114	(22)
	(600)	568	(313)

Schedule of income tax (credit) expense
	Year ended March 31,
	2021	2022	2023
	$	$	$
Current tax:

Hong Kong
Current tax	5	-	-
Under/(over) provision in prior year	7	(5)	(12)

China
Current tax	-	-	1
Under/(over) provision in prior year	-	-	-

Myanmar
Current tax	-	-	-
Under provision in prior year	-	-	3

Deferred tax	(158)	106	(12)

Total	(146)	101	(20)

Schedule of effective income tax rate reconciliation
	Year ended March 31,
	2021	2022	2023
	%	%	%

Profits tax rate in Hong Kong	16.5	16.5	16.5
Non-deductible items/non-taxable income	25.5	30.8	15.9
Changes in valuation allowances	(18.4)	(1.9)	22.6
Overprovision of profits tax in prior year	(1.1)	(0.9)	2.9
Effect of different tax rate of subsidiaries operating in other jurisdictions	5.7	6.3	(18.8)
Tax effect of tax losses not recognized	2.0	(4.4)	(55.7)
Tax effect of changes in tax rate	-	(3.7)	-
Utilization of tax losses previously not recognized	(6.8)	(3.7)	-
Others	0.9	(21.2)	23.0
Effective tax rate	24.3	17.8	6.4

Schedule of deferred income tax liabilities (assets)
	As of March 31,
	2022	2023
	$	$
Deferred tax liabilities:
Property, plant and equipment	4	5

Operating lease right-of-use assets	389	562
Total deferred tax liabilities	393	567

Deferred tax assets:
Lease liabilities	(256)	(460)
Tax loss carry forwards	(491)	(469)
Valuation allowance	494	469
Total deferred tax assets	(253)	(460)
Net deferred tax liabilities	140	107

Schedule of valuation allowance
	Year ended March 31,
	2021	2022	2023
	$	$	$

At the beginning of the year	552	593	494
Current year addition (reduction)	41	(99)	(25)
At the end of the year	593	494	469